Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Uncertainties [Abstract]
Balance at beginning of period	$ 267	$ 264	$ 302
Additions (reductions) for tax positions taken in prior years	(17)	31	44
Additions for tax positions taken in the current year	13	4
Exam resolutions	(17)	(22)	(56)
Statute expirations	(3)	(10)	(26)
Balance at end of period	$ 243	$ 267	$ 264